Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventory
Inventory

Note 3 – Inventory

As of March 31, 2025 and December 31, 2024, inventory consisted of the following:

	March 31,	December 31,
	2025	2024
Finished goods	$94,101	$50,469
WIP	983	-
Raw materials	202,123	274,188
Inventory in transit (*)	15,277	-
	$312,484	$324,657

(*) Inventory was returned to the Company on April 1, 2025.

The Company did not impair any inventories as unsalable for the three months ended March 31, 2025 and 2024.

Note 3 – Inventory

At December 31, 2024 and 2023, inventory consisted of the following:

	December 31,	December 31,
	2024	2023
Finished goods	$50,469	$14,950
Raw materials	274,188	215,247
	$324,657	$230,197

The Company did not write-off any inventories as unsalable for the years ended December 31, 2024 and 2023.